Pension and Other Postretirement Benefits (Sensitivity) (Details) - Postretirement benefits [Member] $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rate [Abstract]
Effect of one percentage point increase on total service and interest cost components	$ 0
Effect of one percentage point decrease on total service and interest cost components	0
Effect of one percentage point increase in accumulated postretirement benefit obligation	6
Effect of one percentage point decrease on the accumulated postretirement benefit obligation	$ (5)